UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21749

                                         CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

                                           Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                 Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 96.1%
Consumer Discretionary — 12.6%
Automobiles & Components — 1.3%
222,133	Drew Industries, Inc.	$10,115,937

Consumer Durables & Apparel — 3.2%
286,000	Brunswick Corp.	11,414,260
661,000	Vera Bradley, Inc.[1,2]	13,590,160

		25,004,420

Consumer Services — 4.0%
889,800	Regis Corp.	13,062,264
190,200	Seaworld Entertainment, Inc.	5,635,626
174,250	Vail Resorts, Inc.	12,089,465

		30,787,355

Retailing — 4.1%
174,200	Children’s Place Retail Stores, Inc. (The)[1]	10,079,212
105,700	DSW, Inc. — Class A	9,018,324
170,200	Group 1 Automotive, Inc.	13,221,136

		32,318,672

Total Consumer Discretionary		98,226,384

Consumer Staples — 1.6%
231,403	Susser Holdings Corp.[1,2]	12,299,069

Total Consumer Staples		12,299,069

Energy — 1.8%
280,600	Oasis Petroleum, Inc.[1]	13,785,878

Total Energy		13,785,878

Financials — 27.1%
Banks — 13.2%
203,550	Bank of Hawaii Corp.	11,083,297
1,075,950	Boston Private Financial Holdings, Inc.	11,943,045
731,298	Capitol Federal Financial, Inc.	9,090,034
676,950	First Midwest Bancorp, Inc.	10,228,715
1,185,025	Fulton Financial Corp.	13,841,092
224,800	Hancock Holding Co.	7,054,224
509,400	Investors Bancorp, Inc.[2]	11,145,672
300,625	UMB Financial Corp.	16,335,962
505,400	Union First Market Bankshares Corp.[2]	11,811,198

		102,533,239

Diversified Financials — 3.3%
298,600	Evercore Partners, Inc. — Class A	14,700,078
265,350	Stifel Financial Corp.[1]	10,937,727

		25,637,805

Insurance — 3.8%
202,150	Horace Mann Educators Corp.	5,737,017
570,600	Selective Insurance Group, Inc.	13,979,700
554,000	Symetra Financial Corp.	9,872,280

		29,588,997

Shares		Value
Financials — (continued)
Real Estate — 6.8%
551,975	Chesapeake Lodging Trust	$12,993,492
374,100	Colony Financial, Inc.	7,474,518
551,309	Geo Group, Inc. (The)	18,331,024
347,100	Potlatch Corp.	13,772,928

		52,571,962

Total Financials		210,332,003

Health Care — 9.0%
Health Care Equipment & Services — 7.6%
420,300	CONMED Corp.	14,285,997
63,850	Cooper Cos., Inc. (The)	8,280,707
355,550	Premier, Inc. — Class A1	11,270,935
359,750	STERIS Corp.	15,454,860
353,800	VCA Antech, Inc.[1]	9,715,348

		59,007,847

Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
537,300	Bruker Corp.[1]	11,095,245

Total Health Care		70,103,092

Industrials — 23.2%
Capital Goods — 11.2%
88,450	Acuity Brands, Inc.	8,139,169
413,671	Barnes Group, Inc.	14,445,391
3,931,550	Capstone Turbine Corp.[1]	4,639,229
212,831	CIRCOR International, Inc.	13,233,832
420,300	DigitalGlobe, Inc.[1]	13,289,886
411,000	MRC Global, Inc.[1]	11,014,800
204,871	RBC Bearings, Inc.[1]	13,498,950
402,950	Thermon Group Holdings, Inc.[1]	9,312,175

		87,573,432

Commercial & Professional Services — 9.8%
187,515	G & K Services, Inc. — Class A	11,324,031
274,613	HNI Corp.	9,935,498
816,650	Interface, Inc.	16,202,336
698,300	Kforce, Inc.	12,352,927
303,202	McGrath RentCorp	10,824,311
455,226	Mobile Mini, Inc.[1]	15,504,998

		76,144,101

Transportation — 2.2%
208,800	Con-way, Inc.	8,997,192
375,200	Wesco Aircraft Holdings, Inc.[1]	7,852,936

		16,850,128

Total Industrials		180,567,661

Information Technology — 8.1%
Semiconductors & Semiconductor Equipment — 2.2%
1,085,300	Atmel Corp.[1]	8,074,632
646,400	Fairchild Semiconductor International, Inc.[1]	8,978,496

		17,053,128

See accompanying notes.		CRM Funds
1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2013

Shares		Value
Information Technology — (continued)
Software & Services — 3.6%
44,950	Benefitfocus, Inc.[1]	$2,209,742
309,900	Fair Isaac Corp.	17,131,272
529,300	Sapient Corp.[1]	8,241,201

		27,582,215

Technology Hardware & Equipment — 2.3%
4,954,300	Quantum Corp.[1]	6,836,934
813,950	Super Micro Computer, Inc.[1,2]	11,020,883

		17,857,817

Total Information Technology		62,493,160

Materials — 7.7%
556,650	Boise Cascade Co.[1]	15,001,718
726,854	Calgon Carbon Corp.[1]	13,802,957
297,300	Carpenter Technology Corp.	17,276,103
412,922	OM Group, Inc.[1]	13,948,505

Total Materials		60,029,283

Utilities — 5.0%
319,200	NorthWestern Corp.	14,338,464
199,500	South Jersey Industries, Inc.	11,686,710
262,050	Southwest Gas Corp.	13,102,500

Total Utilities		39,127,674

Total Common Stock (Cost $577,012,964)		746,964,204

Short-Term Investments — 4.4%
17,065,043	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[3]	17,065,043
17,065,043	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	17,065,043

Total Short-Term Investments (Cost $34,130,086)		34,130,086

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.5% (Cost $611,143,050)		781,094,290

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.1%
Repurchase Agreements — 2.1%
$3,856,720	With Citigroup: at 0.10%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $3,856,731 (collateralized by Federal National Mortgage Association, par values ranging from $7 - $507,829, coupon rates ranging from 0.00% - 7.00%, 06/01/14 - 09/15/49; total market value $3,933,854)	$3,856,720
811,904	With HSBC: at 0.05%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $811,905 (collateralized by U.S. Treasury Notes, par values ranging from $158,138 - $353,106, coupon rates ranging from 0.375% - 4.375%, 02/15/16 - 08/15/41; total market value $828,144)	811,904
3,856,720	With Merrill: at 0.08%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $3,856,729 (collateralized by Federal National Mortgage Association, par values ranging from $3 - $769,328, coupon rates ranging from 1.359% - 7.00%, 02/01/16 - 05/01/46; total market value $3,933,854)	3,856,720
3,856,720	With Mizuho: at 0.13%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $3,856,734 (collateralized by Federal National Mortgage Association, par values ranging from $2 - $529,779, coupon rates ranging from 0.00% - 9.50%, 01/02/14 - 09/01/45; total market value $3,933,855)	3,856,720
3,856,720	With Morgan Stanley: at 0.08%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $3,856,726 (collateralized by Federal National Mortgage Association, par values ranging from $1 - $144,093, coupon rates ranging from 0.00% - 8.50%, 11/20/13 - 11/01/47; total market value $3,933,856)	3,856,720

Total Repurchase Agreements		16,238,784

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $16,238,784)		16,238,784

See accompanying notes.		CRM Funds
2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

Total Investments — 102.6% (Cost $627,381,834)[4]	797,333,074	[5]
Liabilities in Excess of Other Assets — (2.6%)	(19,891,908)

Total Net Assets — 100.0%	$777,441,166

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$746,964,204	$746,964,204	—	—
Short-Term Investments	34,130,086	34,130,086	—	—
Short-Term Investments Held as Collateral for Loaned Securities	16,238,784	—	$16,238,784	—

Total	$797,333,074	$781,094,290	$16,238,784	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $632,313,873. At September 30, 2013, net unrealized appreciation was $165,019,201. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $177,374,233, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $12,355,032.
[5]	At September 30, 2013, the market value of securities on loan for the CRM Small Cap Value Fund was $15,736,455. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 9.6%
Consumer Durables & Apparel — 3.8%
132,525	Brunswick Corp.	$5,289,073
203,204	PVH Corp.	24,118,283
200,100	Steven Madden Ltd.[1]	10,771,383

		40,178,739

Media — 3.7%
326,000	Madison Square Garden Co. (The) — Class A1	18,930,820
308,600	Tribune Co.[1]	19,469,574

		38,400,394

Retailing — 2.1%
145,350	DSW, Inc. — Class A	12,401,262
169,750	Williams-Sonoma, Inc.	9,539,950

		21,941,212

Total Consumer Discretionary		100,520,345

Consumer Staples — 4.5%
Food, Beverage & Tobacco — 4.5%
330,900	Dr Pepper Snapple Group, Inc.	14,830,938
537,093	Hillshire Brands Co.	16,510,239
242,800	Ingredion, Inc.	16,066,076

		47,407,253

Total Consumer Staples		47,407,253

Energy — 4.8%
61,953	Forum Energy Technologies, Inc.[1]	1,673,351
164,500	Oceaneering International, Inc.	13,363,980
308,625	SemGroup Corp. — Class A	17,597,797
289,600	Whiting Petroleum Corp.[1]	17,332,560

Total Energy		49,967,688

Financials — 16.4%
Banks — 6.0%
930,000	First Niagara Financial Group, Inc.	9,644,100
388,200	Hancock Holding Co.	12,181,716
2,008,900	KeyCorp.	22,901,460
1,568,750	TFS Financial Corp.[1]	18,777,938

		63,505,214

Diversified Financials — 5.2%
760,450	E*trade Financial Corp.[1]	12,547,425
712,000	Lazard Ltd. — Class A	25,646,240
398,650	Raymond James Financial, Inc.	16,611,745

		54,805,410

Insurance — 1.8%
341,050	American Financial Group, Inc.	18,437,163

Real Estate — 3.4%
585,350	CBRE Group, Inc. — Class A1	13,539,146
389,250	Rayonier, Inc.	21,661,762

		35,200,908

Total Financials		171,948,695

Shares		Value
Health Care — 8.6%
Health Care Equipment & Services — 4.2%
225,550	Cigna Corp.	$17,335,773
104,100	Cooper Cos., Inc. (The)	13,500,729
483,400	VCA Antech, Inc.[1]	13,274,164

		44,110,666

Pharmaceuticals, Biotechnology & Life Sciences — 4.4%
427,040	Hospira, Inc.[1]	16,748,509
717,550	Qiagen N.V.[1,2]	15,355,570
177,575	Techne Corp.	14,216,654

		46,320,733

Total Health Care		90,431,399

Industrials — 20.0%
Capital Goods — 17.5%
290,200	BE Aerospace, Inc.[1]	21,422,564
189,215	Lincoln Electric Holdings, Inc.	12,605,504
475,650	MRC Global, Inc.[1]	12,747,420
197,485	MSC Industrial Direct Co., Inc. — Class A	16,065,405
244,950	Pall Corp.	18,870,948
246,168	Regal-Beloit Corp.	16,722,192
160,790	Snap-On, Inc.	15,998,605
182,700	Stanley Black & Decker, Inc.	16,547,139
267,768	Timken Co.	16,173,187
261,834	WESCO International, Inc.[1,2]	20,038,156
410,375	Woodward, Inc.	16,755,611

		183,946,731

Commercial & Professional Services — 2.5%
247,550	Dun & Bradstreet Corp. (The)[2]	25,708,067

Total Industrials		209,654,798

Information Technology — 12.0%
Semiconductors & Semiconductor Equipment — 2.6%
1,231,300	Atmel Corp.[1]	9,160,872
2,385,240	LSI Corp.	18,652,577

		27,813,449

Software & Services — 7.2%
677,200	Broadridge Financial Solutions, Inc.	21,501,100
717,190	PTC, Inc.[1]	20,389,712
570,000	Synopsys, Inc.[1]	21,489,000
329,150	Verint Systems, Inc.[1]	12,198,299

		75,578,111

Technology Hardware & Equipment — 2.2%
545,970	Avnet, Inc.	22,772,408

Total Information Technology		126,163,968

Materials — 14.5%
146,325	Airgas, Inc.	15,517,766
193,750	Ashland, Inc.	17,918,000
527,950	FMC Corp.	37,864,574

See accompanying notes.		CRM Funds
4

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2013

Shares		Value
Materials — (continued)
772,800	Huntsman Corp.	$15,927,408
608,500	MeadWestvaco Corp.	23,354,230
569,700	RPM International, Inc.	20,623,140
239,402	W.R. Grace & Co.[1]	20,923,735

Total Materials		152,128,853

Utilities — 5.2%
518,950	American Water Works Co., Inc.	21,422,256
365,700	CMS Energy Corp.	9,625,224
329,000	OGE Energy Corp.	11,873,610
311,150	UIL Holdings Corp.	11,568,557

Total Utilities		54,489,647

Total Common Stock (Cost $783,841,275)		1,002,712,646

Short-Term Investments — 4.9%
25,517,396	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[3]	25,517,396
25,517,396	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	25,517,396

Total Short-Term Investments (Cost $51,034,792)		51,034,792

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.5% (Cost $834,876,067)		1,053,747,438

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 2.0%
Repurchase Agreements — 2.0%
$5,107,141	With Citigroup: at 0.10%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $5,107,155 (collateralized by Federal National Mortgage Association, par values ranging from $10 - $672,477, coupon rates ranging from 0.00% - 7.00%, 06/01/14 - 09/15/49; total market value $5,209,284)	5,107,141
1,075,132	With HSBC: at 0.05%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $1,075,133 (collateralized by U.S. Treasury Notes, par values ranging from $209,408 - $467,587, coupon rates ranging from 0.375% - 4.375%, 02/15/16 - 08/15/41; total market value $1,096,637)	1,075,132

Principal		Value
Repurchase Agreements — (continued)
$5,107,141	With Merrill: at 0.08%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $5,107,152 (collateralized by Federal National Mortgage Association, par values ranging from $4 - $1,018,758, coupon rates ranging from 1.359% - 7.00%, 02/01/16 - 05/01/46; total market value $5,209,284)	$5,107,141
5,107,141	With Mizuho: at 0.13%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $5,107,159 (collateralized by Federal National Mortgage Association, par values ranging from $2 - $701,543, coupon rates ranging from 0.00% - 9.50%, 01/02/14 - 09/01/45; total market value $5,209,284)	5,107,141
5,107,141	With Morgan Stanley: at 0.06%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $5,107,150 (collateralized by Federal National Mortgage Association, par values ranging from $2 - $190,810, coupon rates ranging from 0.00% - 8.50%, 11/20/13 - 11/01/47; total market value $5,209,285)	5,107,141

Total Repurchase Agreements		21,503,696

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $21,503,696)		21,503,696

Total Investments — 102.5% (Cost $856,379,763)[4]		1,075,251,134	[5]
Liabilities in Excess of Other Assets — (2.5%)		(26,375,376)

Total Net Assets — 100.0%		$1,048,875,758

See accompanying notes.		CRM Funds
5

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$1,002,712,646	$1,002,712,646	—	—
Short-Term Investments	51,034,792	51,034,792	—	—
Short-Term Investments Held as Collateral for Loaned Securities	21,503,696	—	$21,503,696	—

Total	$1,075,251,134	$1,053,747,438	$21,503,696	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $862,313,144. At September 30, 2013, net unrealized appreciation was $212,937,990. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $223,231,239, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $10,293,249.
[5]	At September 30, 2013, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $21,033,400. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
6

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 12.0%
Automobiles & Components — 1.8%
815,200	Harley-Davidson, Inc.	$52,368,448

Consumer Durables & Apparel — 4.5%
2,284,251	Newell Rubbermaid, Inc.	62,816,902
559,697	PVH Corp.	66,430,437

		129,247,339

Hotels, Restaurants & Leisure — 2.6%
386,000	Starwood Hotels & Resorts Worldwide, Inc.	25,649,700
311,100	Wynn Resorts, Ltd.	49,156,911

		74,806,611

Media — 2.2%
3,596,400	Interpublic Group of Cos., Inc. (The)	61,786,152

Retailing — 0.9%
470,675	Williams-Sonoma, Inc.	26,451,935

Total Consumer Discretionary		344,660,485

Consumer Staples — 2.9%
Food, Beverage & Tobacco — 2.9%
796,600	Beam, Inc.	51,500,190
351,204	Hershey Co. (The)	32,486,370

		83,986,560

Total Consumer Staples		83,986,560

Energy — 8.1%
2,960,100	Cameco Corp.[2]	53,489,007
763,250	Cameron International Corp.[1]	44,550,902
1,563,600	Marathon Oil Corp.	54,538,368
441,712	Oceaneering International, Inc.	35,884,683
733,500	Whiting Petroleum Corp.[1]	43,899,975

Total Energy		232,362,935

Financials — 16.8%
Banks — 5.5%
709,000	CIT Group, Inc.[1]	34,577,930
5,573,250	KeyCorp.	63,535,050
1,799,685	SunTrust Banks, Inc.	58,345,788

		156,458,768

Diversified Financials — 7.2%
1,806,350	Invesco Ltd.	57,622,565
490,000	Northern Trust Corp.	26,651,100
1,027,550	Raymond James Financial, Inc.	42,818,008
1,231,800	State Street Corp.	80,990,850

		208,082,523

Insurance — 1.6%
1,404,700	Brown & Brown, Inc.	45,090,870

Real Estate — 2.5%
1,598,500	CBRE Group, Inc. — Class A1	36,973,305

Shares		Value
Financials — (continued)
Real Estate — (continued)
536,000	Taubman Centers, Inc.	$36,078,160

		73,051,465

Total Financials		482,683,626

Health Care — 12.9%
Health Care Equipment & Services — 7.3%
1,120,350	Cardinal Health, Inc.	58,426,253
1,445,578	CareFusion Corp.[1]	53,341,828
627,150	Cigna Corp.	48,202,749
932,477	St. Jude Medical, Inc.	50,018,066

		209,988,896

Pharmaceuticals & Biotechnology — 4.4%
1,201,350	Agilent Technologies, Inc.	61,569,187
2,110,800	Zoetis, Inc.	65,688,096

		127,257,283

Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
873,244	Hospira, Inc.[1]	34,248,630

Total Health Care		371,494,809

Industrials — 16.1%
Capital Goods — 10.5%
810,775	Dover Corp.	72,831,918
546,458	MSC Industrial Direct Co., Inc. — Class A	44,454,358
166,500	Owens Corning[1]	6,323,670
591,000	Pall Corp.	45,530,640
1,353,790	Pentair Ltd.	87,915,123
497,411	Stanley Black & Decker, Inc.	45,050,514

		302,106,223

Commercial & Professional Services — 2.5%
682,650	Dun & Bradstreet Corp. (The)[2]	70,893,202

Commercial Services & Supplies — 3.1%
277,450	Experian PLC, ADR[3]	5,263,227
2,392,600	Tyco International Ltd.	83,693,148

		88,956,375

Total Industrials		461,955,800

Information Technology — 11.0%
Semiconductors & Semiconductor Components — 1.0%
722,400	Microchip Technology, Inc.[2]	29,105,496

Semiconductors & Semiconductor Equipment — 1.8%
6,552,845	LSI Corp.	51,243,248

Software & Services — 8.2%
706,900	Citrix Systems, Inc.[1]	49,914,209
1,548,704	PTC, Inc.[1]	44,029,655
1,533,450	Synopsys, Inc.[1]	57,811,065
1,501,227	Teradata Corp.[1]	83,228,025

		234,982,954

Total Information Technology		315,331,698

See accompanying notes.		CRM Funds
7

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2013

Shares		Value
Materials — 10.4%
350,400	Airgas, Inc.	$37,159,920
533,088	Ashland, Inc.	49,299,978
1,439,850	FMC Corp.	103,266,042
2,136,050	Huntsman Corp.	44,023,991
1,720,205	MeadWestvaco Corp.	66,021,468

Total Materials		299,771,399

Utilities — 6.0%
1,392,393	American Water Works Co., Inc.	57,477,983
2,114,458	NiSource, Inc.	65,315,608
1,219,850	Northeast Utilities	50,318,812

Total Utilities		173,112,403

Total Common Stock (Cost $2,136,782,291)		2,765,359,715

Short-Term Investments — 3.6%
3,032,637	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.00%[4]	3,032,637
47,704,340	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[4]	47,704,340
50,736,977	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	50,736,977

Total Short-Term Investments (Cost $101,473,954)		101,473,954

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.8% (Cost $2,238,256,245)		2,866,833,669

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 3.7%
Repurchase Agreements — 3.3%
$25,381,053	With Citigroup: at 0.10%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $25,381,124 (collateralized by Federal National Mortgage Association, par values ranging from $48 - $3,342,019, coupon rates ranging from 0.00% - 7.00%, 06/01/14 - 09/15/49; total market value $25,888,674)	25,381,053

Principal		Value
Repurchase Agreements — (continued)
$25,381,053	With HSBC: at 0.08%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $25,381,109 (collateralized by Federal National Mortgage Association, par values ranging from $3,387,924 - $5,346,676, coupon rates ranging from 3.50% - 4.50%, 06/01/26 - 06/01/42; total market value $25,888,857)	$25,381,053
25,381,053	With Mizuho: at 0.13%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $25,381,053 (collateralized by Federal National Mortgage Association, par values ranging from $10 - $3,486,470, coupon rates ranging from 0.00% - 9.50%, 01/02/14 - 09/01/45; total market value $25,888,675)	25,381,053
19,724,150	With RBS: at 0.05%, dated 09/30/13, to be repurchased on 10/01/13, repurchase price $19,724,177 (collateralized by U.S. Treasury Notes, par values ranging from $3,679 - $1,978,427, coupon rates ranging from 0.125% - 3.875%, 01/15/14 - 02/15/43; total market value $20,118,658)	19,724,150

Total Repurchase Agreements		95,867,309

Time Deposits — 0.4%
3,300,000	Credit Agricole Time Deposit, 0.03%, 10/01/13[4]	3,300,000
3,500,000	Lloyds TSB Bank PLC Time Deposit, 0.02%, 10/01/13[4]	3,500,000
4,200,000	Nordea Bank Finland Time Deposit, 0.01%, 10/01/13[4]	4,200,000

Total Time Deposits		11,000,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $106,867,309)		106,867,309

Total Investments — 103.5% (Cost $2,345,123,554)[5]		2,973,700,978	[6]
Liabilities in Excess of Other Assets — (3.5%)		(99,622,844)

Total Net Assets — 100.0%		$2,874,078,134

See accompanying notes.		CRM Funds
8

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$2,765,359,715	$2,765,359,715	—	—
Short-Term Investments	101,473,954	101,473,954	—	—
Short-Term Investments Held as Collateral for Loaned Securities	106,867,309	—	$106,867,309	—

Total	$2,973,700,978	$2,866,833,669	$106,867,309	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $2,371,402,815. At September 30, 2013, net unrealized appreciation was $602,298,163. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $638,874,069, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $36,575,906.
[6]	At September 30, 2013, the market value of securities on loan for the CRM Mid Cap Value Fund was $103,977,013. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.		CRM Funds
9

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 11.5%
Automobiles & Components — 1.9%
16,800	Harley-Davidson, Inc.	$1,079,232

Consumer Durables & Apparel — 1.7%
8,500	PVH Corp.	1,008,865

Hotels, Restaurants & Leisure — 1.5%
5,550	Wynn Resorts, Ltd.	876,956

Media — 6.4%
45,300	CBS Corp. — Class B	2,498,748
15,100	Viacom, Inc. — Class B	1,262,058

		3,760,806

Total Consumer Discretionary		6,725,859

Consumer Staples — 9.3%
Food, Beverage & Tobacco — 6.9%
11,250	Beam, Inc.	727,312
26,100	Coca-Cola Co. (The)	988,668
47,950	Mondelez International, Inc. — Class A	1,506,589
10,100	PepsiCo, Inc.	802,950

		4,025,519

Household & Personal Products — 2.4%
20,500	Estee Lauder Cos., Inc. (The) — Class A	1,432,950

Total Consumer Staples		5,458,469

Energy — 9.5%
59,750	Cameco Corp.	1,079,683
6,200	EOG Resources, Inc.	1,049,536
12,600	Hess Corp.	974,484
26,300	Marathon Oil Corp.	917,344
16,730	Occidental Petroleum Corp.	1,564,924

Total Energy		5,585,971

Financials — 18.2%
Banks — 4.5%
35,100	SunTrust Banks, Inc.	1,137,942
40,350	US Bancorp	1,476,003

		2,613,945

Diversified Financials — 9.5%
15,950	Capital One Financial Corp.	1,096,403
26,400	Citigroup, Inc.	1,280,664
31,500	JPMorgan Chase & Co.	1,628,235
23,950	State Street Corp.	1,574,713

		5,580,015

Insurance — 4.2%
26,150	Allstate Corp. (The)	1,321,882
24,870	MetLife, Inc.	1,167,647

		2,489,529

Total Financials		10,683,489

Shares		Value
Health Care — 12.9%
Health Care Equipment & Services — 5.9%
34,950	Abbott Laboratories	$1,159,990
21,500	Covidien PLC[2]	1,310,210
19,150	St. Jude Medical, Inc.	1,027,206

		3,497,406

Pharmaceuticals & Biotechnology — 5.8%
67,700	Pfizer, Inc.	1,943,667
46,600	Zoetis, Inc.	1,450,192

		3,393,859

Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
17,990	Hospira, Inc.[1]	705,568

Total Health Care		7,596,833

Industrials — 16.5%
Capital Goods — 13.7%
16,700	Dover Corp.	1,500,161
18,500	Eaton Corp. PLC[2]	1,273,540
48,300	General Electric Co.	1,153,887
16,400	Honeywell International, Inc.	1,361,856
28,010	Pentair Ltd.	1,818,969
10,300	Stanley Black & Decker, Inc.	932,871

		8,041,284

Commercial Services & Supplies — 2.8%
47,450	Tyco International Ltd.	1,659,801

Total Industrials		9,701,085

Information Technology — 11.8%
Software & Services — 7.9%
21,300	Automatic Data Processing, Inc.	1,541,694
56,400	Symantec Corp.	1,395,900
30,850	Teradata Corp.[1]	1,710,324

		4,647,918

Technology Hardware & Equipment — 3.9%
60,900	Cisco Systems, Inc.	1,426,278
33,750	EMC Corp.	862,650

		2,288,928

Total Information Technology		6,936,846

Materials — 2.2%
12,050	Air Products & Chemicals, Inc.	1,284,168

Total Materials		1,284,168

Utilities — 4.0%
39,700	NiSource, Inc.	1,226,333
26,600	Northeast Utilities	1,097,250

Total Utilities		2,323,583

Total Common Stock (Cost $46,836,406)		56,296,303

See accompanying notes.		CRM Funds
10

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

Shares		Value
Short-Term Investments — 1.7%
517,293	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.00%[3]	$517,293
231,376	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[3]	231,376
231,376	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[3]	231,376

Total Short-Term Investments (Cost $980,045)		980,045

Total Investments — 97.6% (Cost $47,816,451)[4]		57,276,348
Other Assets in Excess of Liabilities — 2.4%		1,407,325

Total Net Assets — 100.0%		$58,683,673

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$56,296,303	$56,296,303	—	—
Short-Term Investments	980,045	980,045	—	—

Total	$57,276,348	$57,276,348	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.
[4]	The cost for Federal income tax purposes was $48,225,132. At September 30, 2013, net unrealized appreciation was $9,051,216. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,829,716, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $778,500.

See accompanying notes.		CRM Funds
11

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 96.8%
Consumer Discretionary — 10.3%
Automobiles & Components — 1.7%
18,800	Harley-Davidson, Inc.	$1,207,712

Consumer Durables & Apparel — 2.1%
12,900	PVH Corp.	1,531,101

Media — 6.5%
54,100	CBS Corp. — Class B	2,984,156
94,100	Interpublic Group of Cos., Inc. (The)	1,616,638

		4,600,794

Total Consumer Discretionary		7,339,607

Consumer Staples — 6.3%
Food, Beverage & Tobacco — 4.0%
29,300	Coca-Cola Co. (The)	1,109,884
54,100	Mondelez International, Inc. — Class A	1,699,822

		2,809,706

Household & Personal Products — 2.3%
23,800	Estee Lauder Cos., Inc. (The) — Class A	1,663,620

Total Consumer Staples		4,473,326

Energy — 9.4%
71,700	Cameco Corp.	1,295,619
7,450	EOG Resources, Inc.	1,261,136
15,300	Hess Corp.	1,183,302
31,600	Marathon Oil Corp.	1,102,208
19,150	Occidental Petroleum Corp.	1,791,291

Total Energy		6,633,556

Financials — 18.2%
Banks — 3.4%
42,200	SunTrust Banks, Inc.	1,368,124
89,650	TFS Financial Corp.[1]	1,073,110

		2,441,234

Diversified Financials — 11.5%
19,500	Capital One Financial Corp.	1,340,430
29,450	Citigroup, Inc.	1,428,620
38,000	JPMorgan Chase & Co.	1,964,220
44,100	Lazard Ltd. — Class A	1,588,482
27,900	State Street Corp.	1,834,425

		8,156,177

Insurance — 1.5%
22,300	MetLife, Inc.	1,046,985

Real Estate — 1.8%
38,815	Geo Group, Inc. (The)	1,290,599

Total Financials		12,934,995

Shares		Value
Health Care — 11.7%
Health Care Equipment & Services — 5.1%
39,700	Abbott Laboratories	$1,317,643
26,800	CONMED Corp.	910,932
32,500	STERIS Corp.	1,396,200

		3,624,775

Pharmaceuticals & Biotechnology — 5.4%
78,600	Pfizer, Inc.	2,256,606
49,688	Zoetis, Inc.	1,546,291

		3,802,897

Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
21,770	Hospira, Inc.[1]	853,819

Total Health Care		8,281,491

Industrials — 18.4%
Capital Goods — 11.6%
20,100	Dover Corp.	1,805,583
24,200	Eaton Corp. PLC[2]	1,665,928
58,100	General Electric Co.	1,388,009
15,550	Pall Corp.	1,197,972
33,540	Pentair Ltd.	2,178,088

		8,235,580

Commercial & Professional Services — 4.1%
16,725	Dun & Bradstreet Corp. (The)[3]	1,736,891
58,900	Interface, Inc.	1,168,576

		2,905,467

Commercial Services & Supplies — 2.7%
54,300	Tyco International Ltd.	1,899,414

Total Industrials		13,040,461

Information Technology — 13.0%
Software & Services — 9.3%
25,600	Automatic Data Processing, Inc.	1,852,928
44,300	PTC, Inc.[1]	1,259,449
56,500	Symantec Corp.	1,398,375
37,200	Teradata Corp.[1]	2,062,368

		6,573,120

Technology Hardware & Equipment — 3.7%
68,900	Cisco Systems, Inc.	1,613,638
40,700	EMC Corp.	1,040,292

		2,653,930

Total Information Technology		9,227,050

Materials — 5.4%
13,400	Air Products & Chemicals, Inc.	1,428,038
33,800	FMC Corp.	2,424,136

Total Materials		3,852,174

Utilities — 4.1%
34,100	American Water Works Co., Inc.	1,407,648

See accompanying notes.		CRM Funds
12

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

Shares		Value
Utilities — (continued)
47,500	NiSource, Inc.	$1,467,275

Total Utilities		2,874,923

Total Common Stock (Cost $57,356,360)		68,657,583

Short-Term Investments — 3.0%
1,081,898	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[4]	1,081,898
1,081,898	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	1,081,898

Total Short-Term Investments (Cost $2,163,796)		2,163,796

Total Investments — 99.8% (Cost $59,520,156)[5]		70,821,379
Other Assets in Excess of Liabilities — 0.2%		135,672

Total Net Assets — 100.0%		$70,957,051

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$68,657,583	$68,657,583	—	—
Short-Term Investments	2,163,796	2,163,796	—	—

Total	$70,821,379	$70,821,379	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Security partially or fully on loan.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $59,757,356. At September 30, 2013, net unrealized appreciation was $11,064,023. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,782,261, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $718,238.

See accompanying notes.		CRM Funds
13

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 93.7%
Bermuda — 3.3%
4,100	Credicorp Ltd.	$526,686
14,900	Lazard Ltd. — Class A	536,698

Total Bermuda		1,063,384

Brazil — 1.3%
28,100	Vale SA, ADR[2]	399,301

Total Brazil		399,301

Canada — 1.5%
26,900	Cameco Corp.	486,083

Total Canada		486,083

Finland — 3.4%
20,100	Elisa OYJ	479,128
39,200	Kemira OYJ	604,032

Total Finland		1,083,160

France — 7.2%
2,900	Cie Generale Des Etablissements Michelin	321,590
5,650	Pernod-Ricard SA	701,607
5,950	Sanofi	603,468
5,850	Technip SA	686,871

Total France		2,313,536

Germany — 4.1%
6,375	Adidas AG	691,506
3,200	Linde AG	633,784

Total Germany		1,325,290

Hong Kong — 1.6%
44,500	China Mobile Ltd.	497,160

Total Hong Kong		497,160

Ireland — 5.0%
105,500	C&C Group PLC[1,3]	569,618
6,300	Covidien PLC[3]	383,922
9,500	Eaton Corp. PLC[3]	653,980

Total Ireland		1,607,520

Japan — 5.1%
64,000	Isuzu Motors Ltd.	420,611
15,000	JGC Corp.	540,211
28,800	Nichi-Iko Pharmaceutical Co. Ltd.	670,960

Total Japan		1,631,782

Macau — 1.6%
144,400	Wynn Macau, Ltd.	492,448

Total Macau		492,448

Mexico — 1.5%
254,800	Compartamos SAB de CV	474,581

Total Mexico		474,581

Shares		Value
Netherlands — 1.8%
7,700	Koninklijke DSM N.V.	$581,057

Total Netherlands		581,057

Norway — 1.9%
29,800	Subsea 7 SA	619,465

Total Norway		619,465

Philippines — 1.6%
168,600	Security Bank Corp.	507,659

Total Philippines		507,659

Spain — 1.6%
44,800	Banco Bilbao Vizcaya Argentaria SA	500,620
44,800	Banco Bilbao Vizcaya Argentaria SA1	6,121

Total Spain		506,741

Switzerland — 8.7%
6,450	Cie Financiere Richemont SA	646,177
9,600	Holcim Ltd.	714,414
12,460	Pentair Ltd.	809,152
18,000	Tyco International Ltd.	629,640

Total Switzerland		2,799,383

Turkey — 1.5%
348,800	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	471,386

Total Turkey		471,386

United Kingdom — 6.0%
120,300	Barclays PLC[3]	517,074
21,300	Croda International PLC[3]	915,517
29,900	Tullow Oil PLC[3]	495,671

Total United Kingdom		1,928,262

United States — 35.0%
7,800	Automatic Data Processing, Inc.	564,564
16,400	CBS Corp. — Class B	904,624
26,700	Cisco Systems, Inc.	625,314
10,800	Coca-Cola Co. (The)	409,104
7,500	Dover Corp.	673,725
8,050	Dun & Bradstreet Corp. (The)	835,993
9,700	Estee Lauder Cos., Inc. (The) — Class A	678,030
12,000	FMC Corp.	860,640
8,100	Hess Corp.	626,454
12,300	JPMorgan Chase & Co.	635,787
62,950	LSI Corp.	492,269
21,100	Mondelez International, Inc. — Class A	662,962
7,800	Occidental Petroleum Corp.	729,612
22,300	Pfizer, Inc.	640,233
4,700	PVH Corp.	557,843

See accompanying notes.		CRM Funds
14

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

Shares		Value
United States — (continued)
11,850	Teradata Corp.[1]	$656,964
21,400	Zoetis, Inc.	665,968

Total United States		11,220,086

Total Common Stock (Cost $25,482,668)		30,008,284

Right — 0.1%
22,975	Barclays PLC[1]
(Cost $ — )		30,034

Short-Term Investments — 6.8%
1,090,605	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[4]	1,090,605
1,090,606	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	1,090,606

Total Short-Term Investments (Cost $2,181,211)		2,181,211

Total Investments — 100.6% (Cost $27,663,879)[5]		32,219,529
Liabilities in Excess of Other Assets — (0.6%)		(176,959)

Total Net Assets — 100.0%		$32,042,570

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Bermuda	$1,063,384	$1,063,384	—	—
Brazil	399,301	399,301	—	—
Canada	486,083	486,083	—	—
Finland	1,083,160	1,083,160	—	—
France	2,313,536	2,313,536	—	—
Germany	1,325,290	1,325,290	—	—
Hong Kong	497,160	497,160	—	—
Ireland	1,607,520	1,607,520	—	—
Japan	1,631,782	1,631,782	—	—
Macau	492,448	492,448	—	—
Mexico	474,581	474,581	—	—
Netherlands	581,057	581,057	—	—
Norway	619,465	619,465	—	—
Philippines	507,659	507,659	—	—
Spain	506,741	506,741	—	—
Switzerland	2,799,383	2,799,383	—	—
Turkey	471,386	471,386	—	—
United Kingdom	1,928,262	1,928,262	—	—
United States	11,220,086	11,220,086	—	—
Rights	30,034	30,034	—	—
Short-Term Investments	2,181,211	2,181,211	—	—

Total	$32,219,529	$32,219,529	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $27,904,461. At September 30, 2013, net unrealized appreciation was $4,315,068. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,934,780, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $619,712.

See accompanying notes.		CRM Funds
15

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

Shares		Value
Common Stock — 95.5%
Austria — 3.0%
14,500	Andritz AG	$852,428
19,900	Erste Group Bank AG	628,891

Total Austria		1,481,319

Belgium — 2.0%
6,500	Solvay SA	974,763

Total Belgium		974,763

Bermuda — 1.5%
5,900	Credicorp Ltd.	757,914

Total Bermuda		757,914

Brazil — 2.1%
72,510	Vale SA, ADR[2]	1,030,367

Total Brazil		1,030,367

Canada — 4.2%
33,350	Cameco Corp.	602,635
28,650	Cenovus Energy, Inc.	855,008
48,700	Trican Well Service Ltd.	662,382

Total Canada		2,120,025

Finland — 3.3%
31,450	Elisa OYJ	749,681
58,900	Kemira OYJ	907,588

Total Finland		1,657,269

France — 9.7%
4,600	Cie Generale Des Etablissements Michelin	510,108
14,675	JCDecaux SA	540,302
3,650	Kering	817,964
8,700	Pernod-Ricard SA	1,080,350
9,150	Sanofi	928,022
8,050	Technip SA	945,182

Total France		4,821,928

Germany — 11.7%
9,800	Adidas AG	1,063,021
10,150	BASF SE	973,559
10,600	Fresenius Medical Care AG & Co KGAA	689,621
19,000	Lanxess AG	1,233,285
6,100	Linde AG	1,208,150
2,900	Volkswagen AG	683,629

Total Germany		5,851,265

Hong Kong — 3.4%
68,000	China Mobile Ltd.	759,706
278,000	Hang Lung Properties Ltd.	946,273

Total Hong Kong		1,705,979

Ireland — 3.8%
174,050	C&C Group PLC[1,3]	939,735

Shares		Value
Ireland — (continued)
15,800	Kerry Group PLC — Class A3	$955,464

Total Ireland		1,895,199

Japan — 8.3%
22,600	Canon, Inc.	719,650
95,300	Isuzu Motors Ltd.	626,317
22,000	JGC Corp.	792,309
44,500	Nichi-Iko Pharmaceutical Co. Ltd.	1,036,726
16,700	Unicharm Corp.	973,508

Total Japan		4,148,510

Luxembourg — 2.4%
94,400	AZ Electronic Materials SA	450,834
15,900	Tenaris SA, ADR[2]	743,802

Total Luxembourg		1,194,636

Macau — 1.5%
224,000	Wynn Macau, Ltd.	763,909

Total Macau		763,909

Mexico — 1.4%
388,493	Compartamos SAB de CV	723,592

Total Mexico		723,592

Netherlands — 1.8%
11,700	Koninklijke DSM N.V.	882,905

Total Netherlands		882,905

Norway — 2.2%
53,200	Subsea 7 SA	1,105,891

Total Norway		1,105,891

Philippines — 2.9%
258,000	Security Bank Corp.	776,844
1,834,800	Sm Prime Holdings Inc.	675,092

Total Philippines		1,451,936

Spain — 1.6%
69,089	Banco Bilbao Vizcaya Argentaria SA	772,038
69,089	Banco Bilbao Vizcaya Argentaria SA1	9,440

Total Spain		781,478

Sweden — 3.7%
30,500	Atlas Copco AB	893,164
62,000	Volvo AB	928,548

Total Sweden		1,821,712

Switzerland — 6.5%
10,250	Cie Financiere Richemont SA	1,026,870
13,800	Holcim Ltd.	1,026,970
2,150	Roche Holding AG	579,847
7,200	Swiss Re AG	595,522

Total Switzerland		3,229,209

See accompanying notes.		CRM Funds
16

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2013

Shares		Value
Thailand — 1.5%
135,200	Kasikornbank PCL	$756,394

Total Thailand		756,394

Turkey — 1.5%
547,350	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	739,717

Total Turkey		739,717

United Kingdom — 15.5%
187,900	Barclays PLC[3]	807,632
32,405	Croda International PLC[3]	1,392,833
52,250	Hunting PLC[3]	674,589
51,850	Pearson PLC[3]	1,055,131
44,535	Rolls-Royce Holdings PLC[3]	801,731
16,300	SABMiller PLC[3]	829,513
46,500	Tullow Oil PLC[3]	770,860
75,900	UBM PLC[3]	877,943
13,200	Weir Group PLC (The)[3]	497,912

Total United Kingdom		7,708,144

Total Common Stock (Cost $44,830,095)		47,604,061

Right — 0.1%
33,625	Barclays PLC[1]
(Cost $ — )		43,957

Short-Term Investments — 5.0%
1,255,045	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.06%[4]	1,255,045
1,255,045	Blackrock Liquidity Funds TempFund Portfolio — Institutional Series, 0.03%[4]	1,255,045

Total Short-Term Investments (Cost $2,510,090)		2,510,090

Total Investments — 100.6% (Cost $47,340,185)[5]		50,158,108
Liabilities in Excess of Other Assets — (0.6%)		(288,188)

Total Net Assets — 100.0%		$49,869,920

See accompanying notes.		CRM Funds
17

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2013

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Austria	$1,481,319	$1,481,319	—	—
Belgium	974,763	974,763	—	—
Bermuda	757,914	757,914	—	—
Brazil	1,030,367	1,030,367	—	—
Canada	2,120,025	2,120,025	—	—
Finland	1,657,269	1,657,269	—	—
France	4,821,928	4,821,928	—	—
Germany	5,851,265	5,851,265	—	—
Hong Kong	1,705,979	1,705,979	—	—
Ireland	1,895,199	1,895,199	—	—
Japan	4,148,510	4,148,510	—	—
Luxembourg	1,194,636	1,194,636	—	—
Macau	763,909	763,909	—	—
Mexico	723,592	723,592	—	—
Netherlands	882,905	882,905	—	—
Norway	1,105,891	1,105,891	—	—
Philippines	1,451,936	1,451,936	—	—
Spain	781,478	781,478	—	—
Sweden	1,821,712	1,821,712	—	—
Switzerland	3,229,209	3,229,209	—	—
Thailand	756,394	756,394	—	—
Turkey	739,717	739,717	—	—
United Kingdom	7,708,144	7,708,144	—	—
Rights	43,957	43,957	—	—
Short-Term Investments	2,510,090	2,510,090	—	—

Total	$50,158,108	$50,158,108	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]	The cost for Federal income tax purposes was $47,543,009. At September 30, 2013, net unrealized appreciation was $2,615,099. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,151,740, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,536,641.

See accompanying notes.		CRM Funds
18

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principle Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust

By (Signature and Title)* /s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 11/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer
(Principal Executive Officer)

Date 11/14/2013

By (Signature and Title)* /s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date 11/14/2013

* Print the name and title of each signing officer under his or her signature.